Key Management Personnel - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Purchases	$ 0	$ 0	$ 0
Amounts payable	0	0	0
Key management personnel [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts payable	0	0	0
Amounts receivable	0	0	0
Director related entities [member]
Disclosure of transactions between related parties [line items]
Purchases	0	0	0
Amounts payable	$ 0	$ 0	$ 0